Shareholder Fees	Feb. 01, 2026 USD ($)
Timothy Plan Small Cap Value Fund | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1],[2]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Small Cap Value Fund | CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1],[2]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Large/Mid Cap Value Fund | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[3],[4]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Large/Mid Cap Value Fund | CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[3],[4]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Small/Mid Cap Growth Fund | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[5],[6]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Small/Mid Cap Growth Fund | CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[5],[6]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Large/Mid Cap Growth Fund | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[7],[8]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Large/Mid Cap Growth Fund | CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[7],[8]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Growth & Income Fund | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[9],[10]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Growth & Income Fund | CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[9],[10]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Fixed Income Fund | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[11],[12]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Fixed Income Fund | CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[11],[12]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan High Yield Bond Fund | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[13],[14]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan High Yield Bond Fund | CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[13],[14]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan International Fund | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[15],[16]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan International Fund | CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[15],[16]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Israel Common Values Fund | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[17],[18]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Israel Common Values Fund | CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[17],[18]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Defensive Strategies Fund | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[19],[20]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Defensive Strategies Fund | CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[19],[20]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Strategic Growth Fund | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[21],[22]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Strategic Growth Fund | CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[21],[22]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Conservative Growth Fund | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[23],[24]
Redemption Fee	$ 0
Exchange Fee	$ 0
Timothy Plan Conservative Growth Fund | CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[23],[24]
Redemption Fee	$ 0
Exchange Fee	$ 0

[1]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[2]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[3]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[4]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[5]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[6]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[7]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[8]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[9]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[10]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[11]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[12]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 0.50% on purchases of shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[13]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[14]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 0.50% on purchases of shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[15]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[16]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[17]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[18]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[19]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[20]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[21]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[22]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[23]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[24]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.